Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Computation of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share have been computed based on the following:

	Years Ended December 31,
	2013	2012	2011
	(Dollars in thousands, except per share amounts)
Net income available to common stockholders	$15,429	$12,426	$11,970

Average number of common shares outstanding	21,507,759	21,470,945	21,603,084
Effect of unvested stock awards	129,585	158,723	202,059

Basic weighted average shares outstanding	21,637,344	21,629,668	21,805,143
Effect of dilutive stock options	350,465	228,713	126,720

Diluted weighted average shares outstanding	21,987,809	21,858,381	21,931,863

Earnings per share:
Basic	$0.71	$0.57	$0.55
Diluted	$0.70	$0.57	$0.55

Components of Accumulated Other Comprehensive Income, Included in Stockholders' Equity

The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	December 31,
	2013	2012
	(In thousands)
Securities available for sale:
Net unrealized gain on securities available for sale	$7,416	$9,063
Tax effect	(2,969)	(3,615)

Net-of-tax amount	4,447	5,448

Defined benefit plans:
Supplemental director retirement plan:
Unrecognized net actuarial loss	(104)	(302)
Unrecognized prior service cost	(62)	(90)

Total	(166)	(392)
Tax effect	58	137

Net-of-tax amount	(108)	(255)

Long-term health care plan:
Unrecognized net actuarial loss	(112)	(161)
Unrecognized prior service cost	(249)	(266)

Total	(361)	(427)
Tax effect	126	149

Net-of-tax amount	(235)	(278)

	$4,104	$4,915